Significant accounting policies (Details Textual) - INR (₨) ₨ in Millions		12 Months Ended
	Apr. 02, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Significant Accounting Policies [Line Items]
Minimum lease payments payable under non-cancellable operating lease		₨ 1,291	₨ 1,929	₨ 1,710
Unrealized Gain On investment In Mutual Funds	₨ 50
Unrealized gain on investment in equity shares	1,096
Sale of Goods Member [Member]
Significant Accounting Policies [Line Items]
Concentration of revenue		97.00%
Effect of transition to IFRSs [member]
Significant Accounting Policies [Line Items]
Cumulative Effect Of Retained Earnings	₨ 12
Top of range [member]
Significant Accounting Policies [Line Items]
Hedge Effectiveness, Percentage at which the hedge considered effective		125.00%
Bottom of range [member]
Significant Accounting Policies [Line Items]
Hedge Effectiveness, Percentage at which the hedge considered effective		80.00%